CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Legal Proceedings:

On November 19, 2014, a class action lawsuit was filed against the Company and certain of its current and former officers and directors in the United States District Court for the Southern District of New York. The case was filed on behalf of a putative class of investors who purchased or acquired the Company's publicly traded securities between March 28, 2014 and November 14, 2014. The complaint asserted violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. The complaint alleged, among other things, that the Company's officers and directors made false or misleading statements relating to the results of the Phase III study for its MDX drug candidate. The complaint sought an unspecified amount of damages, as well as other forms of relief. On December 16, 2014, another class action lawsuit was filed against the Company and certain of its current and former officers and directors in the United States District Court for the Southern District of New York. This complaint is largely identical to the earlier complaint and purports to bring the same claims on behalf of the same putative class. On December 23, 2014, the first plaintiff in the first action moved to voluntarily dismiss his case, which motion was granted on December 30, 2014. On February 9, 2015, the court appointed a group of investors to act as lead plaintiff for the second action. On May 20, 2015, the defendants moved to dismiss the complaint. The motion to dismiss has been fully briefed and oral argument occurred on September 22, 2015. At this preliminary stage the Company cannot assess the exposure under such complaint.

b.	Lease commitments:

Facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2018. The Company recognizes rent expense under such arrangements on a straight-line basis.

In June 2013 the Company entered into a new operating lease agreement for its vehicles until 2016.

Aggregate minimum lease commitments, net of sub-lease proceeds in the amount of $ 22, under non-cancelable operating leases as of December 31, 2015, were as follows:

	Minimum	Minimum
	Facilities	Vehicles
	Lease	Lease
Year ended December 31,	Payments	Payments	Total

2016	$511	$12	$523
2017	396	-	396
2018	193	-	193

	$1,100	$12	$1,112

Facilities rent expense, not including sublease income, was $ 498, $ 179 and $ 63 for the years ended December 31, 2015, 2014 and 2013, respectively. Sublease rental income for the year ended December 31, 2015 was $ 17.

The vehicle rent expenses for the years ended December 31, 2015, 2014 and 2013, amounted to $  110, $ 67 and $ 51, respectively.

In August 2015, the Company moved its headquarters to new offices. The previous lease agreement for the headquarters office will be terminated in April 2017 and the Company is currently seeking for a sublease for the period until the end of the lease agreement. As of December 31, 2015 the Company recognized a loss of $ 71, net in respect with this onerous contract.

c.	Royalty bearing Government grants:

The Company partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with the participation payments received from the OCS in previous years, the Company is committed to pay royalties at a rate of 3%-5% of sales of the developed product linked to U.S dollars, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $  119 as of December 31, 2015. In addition, the OCS may impose certain conditions on any arrangement under which it permits the Company to transfer technology or development out of Israel.